(SYM FINANCIAL CORPORATION LOGO)

                             SYM SELECT GROWTH FUND

                                 Annual Report

                               December 31, 2001

                            SYM SELECT GROWTH FUND

For the period January 2, 2001 to December 31, 2001 the fund's return was - 7.30%. This compares favorably with the S&P 500 Composite Stock Price Index, the NASDAQ Composite Index, and the Lipper Multi-cap Growth Funds Index.

      SYM Select Growth Fund                          -7.30%
      S&P 500 Composite Stock Price Index            -11.87%
      Lipper Multi-Cap Growth Funds Index            -25.16%
      NASDAQ Composite Index                         -21.05%

The stock market, as defined by the S&P 500 Index and the NASDAQ Composite Index, had a negative return. Your fund's performance in this very difficult market was achieved by both stock selection and the use of varying levels of cash at times to minimize the downside risk of the portfolio. While the intent of the fund is to be fully invested in growth stocks in normal times, we felt that holding cash was prudent in this turbulent market. Our primary investment success was with large holdings in the dominant retail stocks like Wal-Mart, Target, and Best Buy that proved that the retail environment is too "over-stored" and the companies with minimal debt and the ability to expand like these companies should continue to take market share from other debt encumbered retailers like K-mart which suffered from this formidable competition.

During the course of the year the fundamental debate in the market was whether the recession, that officially started in March, was over and that a cyclical recovery was imminent or whether the valuations as defined by P/E ratios supported the resumption of a bull market. In the fall we had the attack on the World Trade Center that threatened to slow consumer confidence and their subsequent spending. We also had the collapse of Enron, the seventh largest company as defined by Fortune in 2000, that became virtually worthless in a matter of weeks due to alleged fraud by its management on the full disclosure of their debt and other accounting issues.

From a technical perspective the primary direction of the market continued down as a clear trend line can be drawn for the market peak of March 2000 to year-end 2001. There was a significant rally in the 4th quarter that led the market indexes back up to pre-WTC levels. It unfortunately did not break through the primary downtrend by year end. We back up our fundamental thinking by looking at the "technicals" of the market. These indicators continued to suggest caution at year end.

For all these reasons we continued to take a cautious approach to the individual selections in the portfolio. We generally avoided the large cap technology stocks that we defined as yesterdays leadership and concentrated our best thinking on identifying smaller companies with more reasonable valuations and more potential to achieve their growth objectives in the next several years. The fund is flexible and is designed to look for growth in all market sectors, regardless of the capitalization of the individual companies.

We believe that these steps are positioning the fund for an eventual recovery in the economy and in the stock market indexes. Attempting to time the end of this bear market is a fool's game and we prefer to look for what we believe are now better values and establish positions in companies that we feel will thrive in the future. Only in hindsight will we know when the bottom occurred. But we believe that long-term investors should be invested in order to participate in the eventual recovery in the economy and the appreciation of individual stocks.

Thank you for your confidence in SYM.

Sincerely,

/s/Neil M. Donahoe

Neil M. Donahoe CFP
Portfolio Manager
Vice President, Investment Management
SYM Financial Corporation

Past performance is not an indication of future returns. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance returns assume all dividends and capital gains were reinvested and reflect a fee waiver in effect for the SYM Select Growth Fund. In the absence of such waiver, returns would be reduced. References to specific securities or industries should not be considered recommendations to buy or sell any securities. Please refer to the following annual report for additional portfolio information, including performance and percentages of holdings. Small-capitalization funds typically carry additional risks since smaller company stocks generally experience a greater degree of market volatility than stocks on average.

02/2002

        Comparison of the change in value of a $10,000 investment in the SYM Select Growth Fund versus the Lipper Multi-Cap Growth Fund Index

    Date       SYM Select Growth Fund     Lipper Multi-Cap Growth Funds Index
    ----       ----------------------     -----------------------------------
    1/2/01             $10,000                          $10,000
   3/31/01              $9,700                           $7,776
   6/30/01             $10,450                           $8,524
   9/30/01              $8,640                           $6,273
  12/31/01              $9,270                           $7,484

Past performance is no guarantee of future results. Share value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original investment.

The Lipper Multi-Cap Growth Fund Index is comprised of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

                                                        Cumulative Return
January 2, 2001 through December 31, 2001                Since Inception
-----------------------------------------               -----------------
SYM Select Growth Fund                                        (7.30)%
Lipper Multi-Cap Growth Funds Index                          (25.16)%

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

SCHEDULE OF INVESTMENTS at December 31, 2001

  SHARES                                                           MARKET VALUE
  ------                                                           ------------
COMMON STOCKS: 84.1%

AEROSPACE/DEFENSE EQUIPMENT: 1.5%
  20,000   Raytheon Co.                                            $   649,400
                                                                   -----------

BANKS: 3.6%
  20,000   Huntington
             Bancshares, Inc.                                          343,800
  25,000   Lakeland Financial Corp.                                    440,500
  17,379   Wells Fargo & Co.                                           755,118
                                                                   -----------
                                                                     1,539,418
                                                                   -----------

BEVERAGES: 0.2%
   1,500   Coca-Cola Co.                                                70,725
                                                                   -----------

BIOTECHNOLOGY: 7.5%
  47,000   Human Genome
             Sciences, Inc.*<F1>                                     1,584,840
  68,000   Millennium
             Pharmaceuticals, Inc.*<F1>                              1,666,680
                                                                   -----------
                                                                     3,251,520
                                                                   -----------

COMMERCIAL SERVICES: 6.6%
  40,000   Caremark Rx, Inc.*<F1>                                      652,400
 100,000   Cendant Corp.*<F1>+<F2>                                   1,961,000
  10,000   Quebecor World, Inc.                                        225,600
                                                                   -----------
                                                                     2,839,000
                                                                   -----------

COMMUNICATION SERVICES: 0.5%
   5,000   Maximus, Inc.*<F1>                                          210,300
                                                                   -----------

CONSTRUCTION: 0.1%
  10,000   Berger Holdings Ltd.*<F1>                                    41,000
                                                                   -----------

CONSULTING SERVICES: 0.4%
  10,000   Exult, Inc.*<F1>                                            160,500
                                                                   -----------

ELECTRIC SERVICES: 2.4%
  15,000   AES Corp.*<F1>                                              245,250
  20,000   Duke Energy Corp.                                           785,200
                                                                   -----------
                                                                     1,030,450
                                                                   -----------

ELECTRICAL COMPONENTS & EQUIPMENT: 2.3%
  31,900   C&D Technologies, Inc.                                      728,915
  25,000   Power-One, Inc.*<F1>                                        260,250
                                                                   -----------
                                                                       989,165
                                                                   -----------

HEALTH CARE - DIVERSIFIED: 0.7%
   6,000   Medtronic, Inc.                                             307,260
                                                                   -----------

HEALTH PRODUCTS: 2.5%
  18,614   Johnson & Johnson                                         1,100,087
                                                                   -----------

HEALTHCARE - SERVICES: 3.9%
  42,000   Health Management
             Associates, Inc. -
             Class A*<F1>                                              772,800
 100,000   Hooper Holmes, Inc.                                         895,000
                                                                   -----------
                                                                     1,667,800
                                                                   -----------

HOME FURNISHINGS: 1.6%
  25,000   Newell
             Rubbermaid, Inc.                                          689,250
                                                                   -----------

INTERNET SOFTWARE: 1.0%
  50,000   Quovadx, Inc.*<F1>                                          457,500
                                                                   -----------

MACHINERY - CONSTRUCTION & MINING: 1.8%
  15,000   Caterpillar, Inc.                                           783,750
                                                                   -----------

MANUFACTURING - DIVERSIFIED: 2.5%
  26,772   General Electric Co.                                      1,073,022
                                                                   -----------

MEDIA: 3.8%
  45,000   AOL Time
             Warner, Inc.*<F1>                                       1,444,500
  10,000   Disney (Walt) Co.                                           207,200
                                                                   -----------
                                                                     1,651,700
                                                                   -----------

MEDICAL SERVICE & SUPPLIES: 2.0%
  27,486   Biomet, Inc.                                                849,317
                                                                   -----------

OIL & GAS PRODUCERS: 1.9%
  15,000   Exxon Mobil Corp.                                           589,500
   5,000   Ultramar Diamond
             Shamrock Corp.                                            247,400
                                                                   -----------
                                                                       836,900
                                                                   -----------

OIL - EXPLORATION & PRODUCTION: 5.1%
  16,500   Apache Corp.                                                823,020
   7,000   Oil Service
             Holders Trust*<F1>                                        427,000
  50,000   Rowan Cos., Inc.*<F1>                                       968,500
                                                                   -----------
                                                                     2,218,520
                                                                   -----------

PHARMACEUTICALS: 7.3%
  25,000   Bristol-Myers
             Squibb Co.                                              1,275,000
  16,207   Cardinal Health, Inc.                                     1,047,945
   2,000   Eli Lilly & Co.                                             157,080
  70,000   Woman First
             Healthcare, Inc.*<F1>                                     699,300
                                                                   -----------
                                                                     3,179,325
                                                                   -----------

RETAIL: 9.2%
  12,000   Best Buy Co., Inc.*<F1>                                     893,760
  40,000   Target Corp.                                              1,642,000
  25,000   Wal-Mart Stores, Inc.+<F2>                                1,438,750
                                                                   -----------
                                                                     3,974,510
                                                                   -----------

RETAIL - RESTAURANTS: 3.2%
  50,000   Papa John's Intl., Inc.*<F1>                              1,374,000
                                                                   -----------

SEMICONDUCTORS: 4.3%
  30,346   International
             Rectifier Corp.*<F1>                                    1,058,468
  20,000   Xilinx, Inc.*<F1>                                           781,000
                                                                   -----------
                                                                     1,839,468
                                                                   -----------

SOFTWARE: 3.1%
  20,000   Microsoft Corp.*<F1>                                      1,325,400
                                                                   -----------

TELECOMMUNICATIONS: 5.1%
  40,000   Oni Systems Corp.*<F1>                                      250,800
  25,000   SBC Communications,
             Inc.                                                      979,250
  70,000   WorldCom, Inc.*<F1>                                         985,600
                                                                   -----------
                                                                     2,215,650
                                                                   -----------
TOTAL COMMON STOCKS
  (cost $35,267,506)                                               $36,324,937
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
SHORT-TERM INVESTMENT: 15.6%

MONEY MARKET INVESTMENT:
$6,756,181 Federated Cash
             Trust Series II -
             Treasury Fund
             (cost $6,756,181)                                       6,756,181
                                                                   -----------
TOTAL INVESTMENTS
  IN SECURITIES
  (cost $42,023,687): 99.7%                                         43,081,118
Other Assets less
  Liabilities: 0.3%                                                    148,353
                                                                   -----------
NET ASSETS: 100.0%                                                 $43,229,471
                                                                   -----------
                                                                   -----------

  SHARES
  ------
SECURITIES SOLD SHORT: (6.2%)
  25,000   Nasdaq-100 Trust                                        $   977,500
  15,000   Standard and Poor's
             Depository Receipts
             Trust - Series I                                        1,714,800
                                                                   -----------
TOTAL SECURITIES
  SOLD SHORT
  (proceeds $2,648,011)                                            $ 2,692,300
                                                                   -----------
                                                                   -----------

*<F1>  Non-income producing security.
+<F2> Security position is held either entirely or partially in a segregated account as collateral for securities sold short.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at December 31, 2001

ASSETS
   Investments, at market value (identified cost $ 42,023,687)     $43,081,118
   Cash segregated at brokers for securities sold short              2,783,100
   Receivable for Fund shares sold                                     230,094
   Dividends and interest receivable                                    22,676
   Other assets                                                         10,938
                                                                   -----------
        Total Assets                                                46,127,926
                                                                   -----------

LIABILITIES
   Securities sold short, at value (Proceeds of $2,648,011)          2,692,300
   Payable for Fund shares redeemed                                    135,330
   Payable to Investment Advisor                                        21,162
   Payable for administration fees                                       7,452
   Accrued expenses and other liabilities                               42,211
                                                                   -----------
        Total Liabilities                                            2,898,455
                                                                   -----------

NET ASSETS                                                         $43,229,471
                                                                   -----------
                                                                   -----------

COMPONENTS OF NET ASSETS
   Capital stock                                                   $46,467,421
   Accumulated net realized loss on investments                     (4,251,092)
   Net unrealized appreciation (depreciation) on:
   Investments                                                       1,057,431
   Short positions                                                     (44,289)
                                                                   -----------
        Total Net Assets                                           $43,229,471
                                                                   -----------
                                                                   -----------

   Shares outstanding
     (unlimited number of shares authorized, par value $0.01)        4,665,350
                                                                   -----------
                                                                   -----------

   Net Asset Value, Redemption Price and
     Offering Price Per Share                                            $9.27
                                                                         -----
                                                                         -----

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS for the perod ended December 31, 2001

INVESTMENT INCOME
   Income
       Dividends (Net of withholding tax of $270)                  $   144,318
       Interest                                                        152,850
                                                                   -----------
            Total investment income                                    297,168
                                                                   -----------

   Expenses
       Advisory fees (Note 3)                                          244,518
       Administration fees (Note 3)                                     52,868
       Fund accounting fees                                             28,844
       Professional fees                                                25,934
       Registration fees                                                24,306
       Custody fees                                                     23,763
       Transfer agent fees                                              23,529
       Trustee fees                                                      9,621
       Miscellaneous                                                     4,426
       Shareholder Reporting                                             3,878
       Insurance fees                                                    1,134
                                                                   -----------
            Total expenses before waiver and reimbursement
              of expenses and dividends on short positions             442,821
            Less: waiver of expenses and
              reimbursement from Advisor (Note 3)                      (74,276)
                                                                   -----------
            Net expenses before dividends on short positions           368,545
            Dividends on short positions                                 7,141
                                                                   -----------
            Total expenses                                             375,686
                                                                   -----------
NET INVESTMENT LOSS                                                    (78,518)
                                                                   -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
       Investments                                                  (4,337,091)
       Short positions                                                  85,999
                                                                   -----------
                                                                    (4,251,092)
                                                                   -----------
   Change in unrealized appreciation (depreciation) on:
       Investments                                                   1,057,431
       Short positions                                                 (44,289)
                                                                   -----------
                                                                     1,013,142
                                                                   -----------
            Net realized and unrealized loss on investments         (3,237,950)
                                                                   -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(3,316,468)
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                          January 2, 2001*<F3>
                                                                 through
                                                            December 31, 2001
                                                          --------------------
OPERATIONS
   Net investment loss                                         $   (78,518)
   Net realized loss on investments sold
     and securities sold short                                  (4,251,092)
   Change in unrealized appreciation
     on investments and short positions                          1,013,142
                                                               -----------
        Net decrease in net assets resulting from operations    (3,316,468)
                                                               -----------

CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                    48,432,776
   Cost of shares redeemed                                      (1,886,837)
                                                               -----------
        Net increase in net assets resulting
          from capital share transactions                       46,545,939
                                                               -----------
TOTAL INCREASE IN NET ASSETS                                    43,229,471

NET ASSETS
   Beginning of period                                                  --
                                                               -----------
   End of period                                               $43,229,471
                                                               -----------
                                                               -----------

CHANGES IN SHARES OUTSTANDING
   Shares sold                                                   4,870,787
   Shares redeemed                                                (205,437)
                                                               -----------
        Net increase in shares outstanding                       4,665,350
                                                               -----------
                                                               -----------

*<F3>  Commencement of operations.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                          January 2, 2001*<F4>
                                                                 through
                                                            December 31, 2001
                                                          --------------------
Net asset value, beginning of period                              $10.00
                                                                  ------

LOSS FROM INVESTMENT OPERATIONS:
     Net investment loss                                           (0.02)
     Net realized and unrealized loss on investments               (0.71)
                                                                  ------
        Total from investment operations                           (0.73)
                                                                  ------

Net asset value, end of period                                    $ 9.27
                                                                  ------
                                                                  ------

TOTAL RETURN                                                       (7.30%)1<F5>

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)                               $43.2

RATIO OF NET EXPENSES TO AVERAGE NET ASSETS:
     Before expense reimbursement and waivers                       1.80%2<F6>
     After expense reimbursement and waivers                        1.50%2,3
                                                                       <F6><F7>

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
     Before expense reimbursement and waivers                      (0.62%)2<F6>
     After expense reimbursement and waivers                       (0.32%)2,4
                                                                       <F6><F8>

Portfolio turnover rate                                              210%


*<F4>  Commencement of operations.
1<F5>  Not annualized.
2<F6>  Annualized.
3<F7> The annualized expense ratio excluded dividends on short positions. The ratio including dividends on short positions was 1.53%.
4<F8> The net investment income ratio included dividends on short position. The ratio excluding dividends on short positions was (0.35%).

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

The SYM Select Growth Fund (the "Fund") is a series of shares of beneficial interest of the Trust for Investment Managers (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The Fund commenced operations on January 2, 2001. The investment objective of the Fund is to seek long-term capital growth. The Fund seeks to achieve its objective by investing in the common stocks of domestic companies with the potential for growth.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

   A. Securities Valuation. Securities traded on a national exchange or Nasdaq are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or Nasdaq for which there have been no sales, and other over-the-counter securities, are valued at the mean between the last reported bid and asked prices. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost which, when combined with accrued interest, approximates market value.

       U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at their current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board of Trustees determines during such 60 day period that amortized cost does not represent fair value. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

   B. Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. At December 31, 2001, the Fund had a capital loss carry forward of $3,425,764 which expires in 2009 available to offset future gains if any. The Fund had net realized capital losses of $807,576 during the period November 1, 2001 through December 31, 2001, which are treated for federal income tax purposes as arising during the Fund's tax year ending December 31, 2002. The "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

   C. Securities Transactions, Dividend Income and Distributions. Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their federal tax treatment.

   D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

   E. Short Sales. The Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the short sale proceeds is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require the Fund to purchase the securities at prices that may differ from the market value reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are required to be adjusted daily to reflect changes in the value of the securities sold short.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

SYM Financial Corporation (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. For the period ended December 31, 2001, the Fund incurred $244,518 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to limit the Fund's total operating expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses, for a one year period, so that its ratio of expenses, exclusive of dividends on securities sold short, to average net assets will not exceed 1.50%. In the case of the Fund's initial period of operations any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the fifth fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. For the twelve months ended December 31, 2001, the Advisor absorbed expenses of $74,276. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Fund's administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:
     Under $15 million               $30,000
     $15 to $50 million              0.20% of average daily net assets
     $50 to $100 million             0.15% of average daily net assets
     $100 to $150 million            0.10% of average daily net assets
     Over $150 million               0.05% of average daily net assets

For the twelve months ended December 31, 2001, the Fund incurred $52,868 in administration fees.

U.S. Bancorp Fund Services, LLC provides fund accounting and transfer agency services for the Fund. Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

Certain officers and trustees of the Trust are also officers and/or directors of the Administrator.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

During the period ended December 31, 2001, the aggregate purchases and sales of securities (excluding short-term investments) were:

                                   Purchases             Sales
                                   ---------             -----
Long Transactions                 $83,113,275         $43,508,677
Short Sale Transactions             8,674,005           5,939,994

At December 31, 2001, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

Appreciation                                          $ 2,516,910
Depreciation                                           (1,477,231)
                                                      -----------
Net unrealized appreciation on investments            $ 1,039,679
                                                      -----------
                                                      -----------

At December 31, 2001, the cost of investments for federal income tax purposes was $42,041,439.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF
   SYM SELECT GROWTH FUND
THE BOARD OF TRUSTEES OF
   TRUST FOR INVESTMENT MANAGERS

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SYM Select Growth Fund, a series of Trust For Investment Managers, as of December 31, 2001, and the related statement of operations, the statements of changes in net assets, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SYM Select Growth Fund as of December 31, 2001, the results of its operations, the changes in its net assets and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                 TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
JANUARY 29, 2002

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request by calling 1-866-209-1963.

                                                        INDEPENDENT TRUSTEES
                                                        --------------------

                                                         PRINCIPAL                     # OF FUNDS    OTHER
                          POSITION    TERM OF OFFICE     OCCUPATION                    IN COMPLEX    DIRECTORSHIPS
                          HELD WITH   AND LENGTH OF      DURING PAST                   OVERSEEN      HELD BY
NAME, AGE AND ADDRESS     THE TRUST   TIME SERVED        FIVE YEARS                    BY TRUSTEE    TRUSTEE
---------------------     ---------   --------------     -----------                   ----------    -------------
George J. Rebhan          Trustee     Indefinite Term    Retired. Formerly             Five          Not
(Born 1934)                           Since 1999         President,                                  Applicable
4455 E. Camelback Rd.,                                   Hotchkis and
Suite 261-E                                              Wiley Fund.
Phoenix, AZ 85018                                        (mutual fund),
                                                         1985-93.

Ashley T. Rabun           Trustee     Indefinite Term    Founder and Chief             Five          Not
(Born 1952)                           Since 1999         Executive Officer,                          Applicable
4455 E. Camelback Rd.,                                   InvestorReach, Inc.,
Suite 261-E                                              (financial services
Phoenix, AZ 85018                                        marketing and
                                                         distribution
                                                         consulting. Formerly
                                                         Partner & Director,
                                                         Nicholas-Applegate
                                                         Capital Management,
                                                         1992-96 (investment
                                                         management)

James Clayburn LaForce    Trustee     Indefinite Term    Dean Emeritus,                Five          Not
(Born 1927)                           Since 1999         John E. Anderson                            Applicable
4455 E. Camelback Rd.,                                   Graduate School
Suite 261-E                                              of Management,
Phoenix, AZ 85018                                        University of
                                                         California, Los Angeles.

                                                  INTERESTED TRUSTEES AND OFFICERS
                                                  --------------------------------

                                                         PRINCIPAL                     # OF FUNDS    OTHER
                          POSITION    TERM OF OFFICE     OCCUPATION                    IN COMPLEX    DIRECTORSHIPS
                          HELD WITH   AND LENGTH OF      DURING PAST                   OVERSEEN      HELD BY
NAME, AGE AND ADDRESS     THE TRUST   TIME SERVED        FIVE YEARS                    BY TRUSTEE    TRUSTEE
---------------------     ---------   --------------     -----------                   ----------    -------------
Robert H. Wadsworth       Trustee &   Indefinite Term    Consultant,                   Five          Director,
(Born 1940)               President   Since 1999         U.S. Bancorp Fund                           Germany
4455 E. Camelback Rd.,                                   Services, LLC                               Fund, Inc.,
Suite 261-E                                              since July, 2001.                           New
Phoenix, AZ 85018                                        Formerly, President                         Germany
                                                         of Investment                               Fund,
                                                         Company                                     Inc. and
                                                         Administration,                             Deutsche
                                                         LLC (ICA) (mutual                           Funds, Inc.
                                                         fund administrator
                                                         and the Fund's
                                                         former administrator).

Thomas W. Marschel        Treasurer   Indefinite Term    Vice President,               Five          Not
(Born 1970)                           Since 2000         U.S. Bancorp Fund                           Applicable
4455 E. Camelback Rd.,                                   Services, LLC
Suite 261-E                                              since July, 2001;
Phoenix, AZ 85018                                        Vice President,
                                                         Advisors Series
                                                         Trust; formerly,
                                                         Vice President,
                                                         ICA (January 2000-
                                                         July 2001); Assistant
                                                         Vice President, ICA
                                                         (October 1995-
                                                         January 2000).

                                    ADVISOR
                                 SYM Financial
                                100 Capital Dr.
                               Warsaw, IN  46581

                                  DISTRIBUTOR
                            Quasar Distributor, LLC
                             615 E. Michigan Street
                              Milwaukee, WI  53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                           425 Walnut Street M/L 6118
                            Cincinnati, Ohio  45202

                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                             615 E. Michigan Street
                              Milwaukee, WI  53202
                                 (866) 209-1963

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker LLP
                       345 California Street, 29th Floor
                        San Francisco, California  94104

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.